SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Common Shares Issued and Outstanding

Common Shares Issued and Outstanding	Number of shares	Amount
January 1, 2017	166,906,833	$3,773.4
Shares issued for cash on exercise of options	240,125	6.5
Deferred taxes on share issuance cost	—	(8.3)
Shares issued under DRIP	8,132,258	236.3
December 31, 2017	175,279,216	4,007.9
Shares issued on conversion of subscription receipts, net of issuance costs	84,510,000	2,305.6
Shares issued for cash on exercise of options	57,275	1.3
Deferred taxes on share issuance costs	—	13.3
Shares issued under DRIP	15,377,575	325.8
Issued and outstanding at December 31, 2018	275,224,066	$6,653.9

Schedule of Preferred Shares Issued and Outstanding

As at	December 31, 2018		December 31, 2017
Issued and Outstanding	Number of shares	Amount	Number of shares	Amount
Series A	5,511,220	$137.8	5,511,220	$137.8
Series B	2,488,780	62.2	2,488,780	62.2
Series C	8,000,000	205.6	8,000,000	205.6
Series E	8,000,000	200.0	8,000,000	200.0
Series G	8,000,000	200.0	8,000,000	200.0
Series I	8,000,000	200.0	8,000,000	200.0
Series K	12,000,000	300.0	12,000,000	300.0
Washington Gas
$4.80 series	150,000	19.7	—	—
$4.25 series	70,600	9.4	—	—
$5.00 series	60,000	7.9	—	—
Share issuance costs, net of taxes		(27.9)		(27.9)
Fair value adjustment on WGL Acquisition (note 3)		4.1		—
	52,280,600	$1,318.8	52,000,000	$1,277.7

Schedule of Common and Preferred Stock Outstanding Roll Forward

Common Shares Issued and Outstanding	Number of shares	Amount
January 1, 2017	166,906,833	$3,773.4
Shares issued for cash on exercise of options	240,125	6.5
Deferred taxes on share issuance cost	—	(8.3)
Shares issued under DRIP	8,132,258	236.3
December 31, 2017	175,279,216	4,007.9
Shares issued on conversion of subscription receipts, net of issuance costs	84,510,000	2,305.6
Shares issued for cash on exercise of options	57,275	1.3
Deferred taxes on share issuance costs	—	13.3
Shares issued under DRIP	15,377,575	325.8
Issued and outstanding at December 31, 2018	275,224,066	$6,653.9

Preferred Shares

As at	December 31, 2018		December 31, 2017
Issued and Outstanding	Number of shares	Amount	Number of shares	Amount
Series A	5,511,220	$137.8	5,511,220	$137.8
Series B	2,488,780	62.2	2,488,780	62.2
Series C	8,000,000	205.6	8,000,000	205.6
Series E	8,000,000	200.0	8,000,000	200.0
Series G	8,000,000	200.0	8,000,000	200.0
Series I	8,000,000	200.0	8,000,000	200.0
Series K	12,000,000	300.0	12,000,000	300.0
Washington Gas
$4.80 series	150,000	19.7	—	—
$4.25 series	70,600	9.4	—	—
$5.00 series	60,000	7.9	—	—
Share issuance costs, net of taxes		(27.9)		(27.9)
Fair value adjustment on WGL Acquisition (note 3)		4.1		—
	52,280,600	$1,318.8	52,000,000	$1,277.7

Summary of Cumulative Redeemable Preferred Shares

	Current yield	Annual dividend per share(b)	Redemption price per share	Redemption and conversion option date(c)(d)	Right to convert into(d)
AltaGas
Series A (e)	3.38%	$0.845	$25	September 30, 2020	Series B
Series B (f)	Floating (f)	Floating (f)	$25	September 30, 2020 (g)	Series A
Series C (h)	5.29%	US$1.3225	US$25	September 30, 2022	Series D
Series E (e)	5.393%	$1.34825	$25	December 31, 2023	Series F
Series G (e)	4.75%	$1.1875	$25	September 30, 2019	Series H
Series I (i)	5.25%	$1.3125	$25	December 31, 2020	Series J
Series K (j)	5.00%	$1.25	$25	March 31, 2022	Series L
Washington Gas
$4.80 series	4.27%	US$4.80	US$101	n/a	n/a
$4.25 series	4.27%	US$4.25	US$105	n/a	n/a
$5.00 series	4.27%	US$5.00	US$102	n/a	n/a
(a)

The table above only includes those series of preferred shares that are currently issued and outstanding. The Corporation is authorized to issue up to 8,000,000 of each of Series D Shares,  Series F Shares,  Series H Shares, and Series J Shares, and up to 12,000,000 of Series L Shares, subject to certain conditions, upon conversion by the holders of the applicable currently issued and outstanding series of preferred shares noted opposite such series in the table on the applicable conversion option date. If issued upon the conversion of the applicable series of preferred shares, Series F Shares,  Series H Shares,  Series J Shares, and Series L Shares are also redeemable for $25.50, and Series D Shares are redeemable for US$25.50 on any date after the applicable conversion option date, plus all accrued but unpaid dividends to, but excluding, the date fixed for redemption.

(b)

The holders of Series A Shares, Series C Shares, Series E Shares, Series G Shares, Series I Shares and Series K Shares are entitled to receive a cumulative quarterly fixed dividend as and when declared by the Board of Directors. The holders of Series B Shares are entitled to receive a quarterly floating dividend as and when declared by the Board of Directors. If issued upon the conversion of the applicable series of Preferred Shares, the holders of Series D Shares, Series F Shares, Series H Shares, Series J Shares and Series L Shares will be entitled to receive a quarterly floating dividend as and when declared by the Board of Directors.

(c)

AltaGas may, at its option, redeem all or a portion of the outstanding shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter.

(d)

The holder will have the right, subject to certain conditions, to convert their preferred shares of a specified series into Preferred Shares of that other specified series as noted in this column of the table on the applicable conversion option date and every fifth anniversary thereafter.

(e)

Holders will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at a rate equal to the sum of the then five-year Government of Canada bond yield plus 2.66 percent (Series A Shares), 3.17 percent (Series E Shares), and 3.06 percent (Series G Shares).

(f)

Holders of Series B Shares will be entitled to receive cumulative quarterly floating dividends, which will reset each quarter thereafter at a rate equal to the sum of the then 90-day government of Canada Treasury Bill rate plus 2.66 percent. Each quarterly dividend is calculated as the annualized amount multiplied by the number of days in the quarter, divided by the number of days in the year. Commencing December 31, 2018, the floating quarterly dividend rate for Series B Shares is $0.26938 per share for the period starting December 31, 2018 to, but excluding, March 31, 2019.

(g)

Series B Shares can be redeemed for $25.50 per share on any date after September 30, 2015 that is not a Series B conversion date, plus all accrued and unpaid dividends to, but excluding, the date fixed for redemption.

(h)

Holders of Series C Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the sum of the five-year U.S. Government bond yield plus 3.58 percent.

(i)

Holders of Series I Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the then five-year Government of Canada bond yield plus 4.19 percent, provided that, in any event, such rate shall not be less than 5.25 percent per annum.

(j)

Holders of Series K Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the then five-year Government of Canada bond yield plus 3.80 percent, provided that, in any event, such rate shall not be less than 5.00 percent per annum.

Summary of Share Option Activity

As at	December 31, 2018		December 31, 2017
	Options outstanding		Options outstanding
	Number of options	Exercise price(a)	Number of options	Exercise price(a)
Share options outstanding, beginning of year	4,533,761	$32.35	4,119,386	$32.39
Granted	2,811,460	16.69	848,000	30.80
Exercised	(57,275)	20.68	(240,125)	24.63
Forfeited	(878,013)	36.47	(193,500)	36.36
Expired	(100,750)	14.60	—	—
Share options outstanding, end of year	6,309,183	$25.18	4,533,761	$32.35
Share options exercisable, end of year	2,897,723	$32.01	3,326,197	$31.93
(a)	Weighted average.

Summary of Employee Share Option Plan

	Options outstanding			Options exercisable
		Weighted	Weighted average		Weighted	Weighted average
	Number	average	remaining	Number	average	remaining
	outstanding	exercise price	contractual life	exercisable	exercise price	contractual life
$14.24 to $18.00	2,322,635	$14.55	5.91	28,000	$17.10	1.33
$18.01 to $25.08	425,000	20.76	1.83	425,000	20.76	1.83
$25.09 to $50.89	3,561,548	32.65	3.48	2,444,723	34.14	2.95
	6,309,183	$25.18	4.26	2,897,723	$32.01	2.77

Summary of Fair Value of Options Granted

Year ended December 31	2018	2017
Fair value per option ($)	1.27	1.91
Risk-free interest rate (%)	1.99	1.31
Expected life (years)	6	6
Expected volatility (%)	23.23	21.05
Annual dividend per share ($) (a)	1.18	2.12
Forfeiture rate (%)	—	—

Schedule of MTIP and DSUP Activity

PUs, RUs, and DSUs	December 31, 2018	December 31, 2017
(number of units)
Balance, beginning of year	564,549	364,839
Acquired (a)	5,291,621	—
Granted	9,502,347	386,126
Additional units added by performance factor	—	24,301
Vested and paid out	(148,154)	(221,775)
Forfeited	(66,522)	(27,279)
Units in lieu of dividends	55,934	38,337
Outstanding, end of year	15,199,775	564,549